TRIUMPH FUNDS, INC.
                           ASSET ALLOCATION FUND
                PROSPECTUS SUPPLEMENT DATED DECEMBER 12, 1996



The following table replaces the example fee table located on page 4 of the prospectus.

     1 Year         3 Years        5 Years        10 Years
     ------         -------        -------        --------

     $239           $529           $730           $1,000